Note 18 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of currency risk [text block]

	December 31, 2017	December 31, 2016

Financial assets denominated in foreign currencies	$195	$36
Financial liabilities denominated in foreign currencies	(1)	(13)
Net exposure	$194	$23